NON CONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 17 - NON CONTROLLING INTEREST

On July 28, 2016, the Company formed BioCorRx Pharmaceuticals, Inc., a Nevada Corporation, for the purpose of developing certain business lines. In connection with the formation, the, the newly formed sub issued 24.2% ownership to current or former officers of the Company with the Company retaining 75.8%. From inception through December 31, 2017, there were no significant transactions. There were certain licensing rights with a carrying value of $250,000 and no significant liabilities in BioCorRx Pharmaceuticals, Inc. In 2018, BioCorRx Pharmaceuticals, Inc. began operations.

A reconciliation of the BioCorRx Pharmaceuticals, Inc. non-controlling loss attributable to the Company:

Net loss attributable to the non-controlling interest for the three months ended September 30, 2018:

Net loss	$(13,754)
Average Non-controlling interest percentage of profit/losses	24.2%
Net loss attributable to the non-controlling interest	$(3,328)

Net loss attributable to the non-controlling interest for the nine months ended September 30, 2018:

Net loss	$(13,938)
Average Non-controlling interest percentage of profit/losses	24.2%
Net loss attributable to the non-controlling interest	$(3,373)

The following table summarizes the changes in non-controlling interest for the nine months ended September 30, 2018:

Balance, December 31, 2017	$-
Net loss attributable to the non-controlling interest	(3,373)
Balance, September 30, 2018	$(3,373)

On July 28, 2016, the Company formed BioCorRx Pharmaceuticals, Inc., a Nevada Corporation, for the purpose of developing certain business lines. In connection with the formation, the, the newly formed sub issued 21.9% ownership to officers of the Company with the Company retaining 78.1%. From inception through December 31, 2017, there were no significant transactions, assets or liabilities in BioCorRx Pharmaceuticals, Inc., or operations since its formation.